Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Carrying amount
Mobile Broadband Concession	$78,150	$71,761
Computer software	622	579
Goodwill	217	217
Others	198	170
	$79,187	$72,727

	Mobile Broadband Concession	Computer Software	Goodwill	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2021	$108,338	$3,320	$291	$392	112,341
Additions-acquired separately	—	225	—	31	256
Disposal	—	(344)	—	(10)	(354)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	2	—	—	2
Balance on December 31, 2021	$108,338	$3,203	$291	$413	$112,245
Accumulated amortization and impairment
Balance on January 1, 2021	$(19,319)	$(2,532)	$(45)	$(160)	$(22,056)
Amortization expenses	(6,199)	(341)	—	(29)	(6,569)
Disposal	—	343	—	11	354
Impairment losses	—	—	(29)	—	(29)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	—	—	—	—
Balance on December 31, 2021	$(25,518)	$(2,530)	$(74)	$(178)	$(28,300)
Balance on December 31, 2021, net	$82,820	$673	$217	$235	$83,945
Cost
Balance on January 1, 2022	$108,338	$3,203	$291	$413	$112,245
Additions-acquired separately	1,625	257	—	11	1,893
Disposal	—	(663)	—	(2)	(665)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	1	—	—	1
Balance on December 31, 2022	$109,963	$2,798	$291	$422	$113,474
Accumulated amortization and impairment
Balance on January 1, 2022	$(25,518)	$(2,530)	$(74)	$(178)	$(28,300)
Amortization expenses	(6,295)	(310)	—	(38)	(6,643)
Disposal	—	664	—	1	665
Impairment losses	—	—	—	(9)	(9)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	—	—	—	—
Balance on December 31, 2022	$(31,813)	$(2,176)	$(74)	$(224)	$(34,287)
Balance on December 31, 2022, net	$78,150	$622	$217	$198	$79,187
Cost
Balance on January 1, 2023	$109,963	$2,798	$291	$422	$113,474
Additions-acquired separately	—	231	—	6	237
Disposal	—	(499)	—	(6)	(505)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	3	—	—	3
Balance on December 31, 2023	$109,963	$2,533	$291	$422	$113,209
Accumulated amortization and impairment
Balance on January 1, 2023	$(31,813)	$(2,176)	$(74)	$(224)	$(34,287)
Amortization expenses	(6,389)	(276)	—	(34)	(6,699)
Disposal	—	499	—	6	505
Effect of foreign exchange differences	—	(1)	—	—	(1)
Others	—	—	—	—	—
Balance on December 31, 2023	$(38,202)	$(1,954)	$(74)	$(252)	$(40,482)
Balance on December 31, 2023, net	$71,761	$579	$217	$170	$72,727